Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares
Convertible Preferred Stock And Stockholders Deficit Line Item [Line Items]
Preferred stock divident payment terms			The preferential, ratable payment is made to preferred stockholders out of available assets determined as the higher of a) $0.141 per Series A Preferred Share, subject to adjustments as stated in the Restated Certificate, and b) amount that would have been payable if all Series A Preferred Shares were converted into Common Stock in accordance with the stated conversion rights.
Common stock dividends paid | $	$ 0		$ 0
Common Stock, Shares Authorized | shares	290,000,000		290,000,000		285,000,000
Common Stock, Par Value	$ 0.000001		$ 0.000001		$ 0.000001
Common Stock, Shares, Issued | shares	105,460,096		103,062,319		101,391,560
Common Stock, Shares, Outstanding | shares	102,620,971		100,223,194		99,449,310
Common stock description of voting rights			one vote
Series A Preferred Shares
Convertible Preferred Stock And Stockholders Deficit Line Item [Line Items]
Temporary Equity, Shares Authorized | shares	133,216,940		133,216,940		133,216,940
Temporary equity shares outstanding | shares	133,216,940		133,216,940	133,216,940	133,216,940	133,216,940
Temporary Equity, Par Value	$ 0.000001		$ 0.000001		$ 0.000001
Temporary equity dividend payable per share	$ 0.0113		$ 0.0113
Temporary equity shares issued | shares	133,216,940		133,216,940		133,216,940
Dividend payable | $	$ 0		$ 0		$ 0
Temporary equity conversion ratio	1		1
Preferred stock conversion price per share	$ 0.141		$ 0.141
Applicable conversion price per share preferred shares			$ 0.141
Temporary equity Liquidation preference | $	$ 130,686		$ 130,686		$ 124,558
Preferred stock conversion basis			Series A Preferred Shares are entitled to stockholder voting rights that are equal to the number of Common Stock into which Series A Preferred Shares are convertible.
Series A Preferred Shares | IPO [Member]
Convertible Preferred Stock And Stockholders Deficit Line Item [Line Items]
Temporary equity conversion amount | $			$ 75,000,000.0
Temporary equity Liquidation preference | $			$ 130,700,000
Series A Preferred Shares | Minimum [Member]
Convertible Preferred Stock And Stockholders Deficit Line Item [Line Items]
Preferred stock conversion price per share			$ 0.423
Temporary equity conversion amount | $			$ 50,000.0
Series B-1 Preferred Shares
Convertible Preferred Stock And Stockholders Deficit Line Item [Line Items]
Temporary Equity, Shares Authorized | shares			13,326,050		13,326,050
Temporary equity shares outstanding | shares			13,326,050		13,326,050
Temporary Equity, Par Value				$ 0.000001	$ 0.000001
Temporary equity dividend payable per share	$ 0.300164		$ 0.300164
Temporary equity shares issued | shares					13,326,050
Dividend payable | $	$ 0		$ 0
Temporary equity conversion ratio	1
Preferred stock conversion price per share	$ 0.3752050		$ 0.3752050
Applicable conversion price per share preferred shares			$ 0.3752050
Preferred stock divident payment terms		The preferential, ratable payment is made to preferred stockholders out of available assets determined as the higher of a) $3.752050 per Series B-1 Preferred Share, subject to adjustments as stated in the Restated Certificate, and b) the amount that would have been payable if all Series B-1 Preferred Shares were converted into Common Stock in accordance with the stated conversion rights.
Series B-1 Preferred Shares | IPO [Member]
Convertible Preferred Stock And Stockholders Deficit Line Item [Line Items]
Temporary equity conversion amount | $			$ 75,000,000.0
Temporary equity Liquidation preference | $			$ 50,000,000.0
Series B-2 Preferred Shares
Convertible Preferred Stock And Stockholders Deficit Line Item [Line Items]
Temporary Equity, Shares Authorized | shares	3,991,610		3,991,610		3,991,610
Temporary equity shares outstanding | shares	3,991,610		3,991,610	3,991,610	3,991,610	0
Temporary Equity, Par Value	$ 0.000001		$ 0.000001		$ 0.000001
Temporary equity dividend payable per share	$ 0.240131		$ 0.240131
Temporary equity shares issued | shares	3,991,610		3,991,610		3,991,610
Dividend payable | $	$ 0		$ 0
Temporary equity conversion ratio	1
Preferred stock conversion price per share	$ 0.3001640		$ 0.3001640
Applicable conversion price per share preferred shares			$ 0.3001640
Preferred stock divident payment terms			The preferential, ratable payment is made to preferred stockholders out of available assets determined as the higher of a) $3.752050 per Series B-1 Preferred Share, subject to adjustments as stated in the Restated Certificate, and b) the amount that would have been payable if all Series B-1 Preferred Shares were converted into Common Stock in accordance with the stated conversion rights.
Temporary equity Liquidation preference | $	$ 11,981		$ 11,981		$ 11,981
Series B-2 Preferred Shares | IPO [Member]
Convertible Preferred Stock And Stockholders Deficit Line Item [Line Items]
Temporary equity conversion amount | $			75,000,000.0
Temporary equity Liquidation preference | $			$ 12,000,000.0